As filed with the Securities and Exchange Commission on March 5, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file Number: 811-5994

                          THE FRANCE GROWTH FUND, INC.

             (Exact Name of the Registrant as Specified in Charter)
                           245 Park Avenue, 39th Floor
                            New York, New York 10167
               (Address of Principal Executive Offices - Zip Code)

                                Steven M. Cancro
                        c/o The France Growth Fund, Inc.
                           245 Park Avenue, 39th Floor
                            New York, New York 10167

                     (Name and Address of agent for service)


       Registrant's Telephone Number, including area code: (212) 792-4222


Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO SHAREHOLDERS

A copy of the Registrant's annual report to stockholders for the period ending December 31, 2003 transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is provided below.


[GRAPHIC OMITTED]



    THE
----------------
    FRANCE
----------------
    GROWTH
----------------
    FUND, INC.
----------------



ANNUAL REPORT
FOR THE YEAR ENDED
DECEMBER 31, 2003



[GRAPHIC OMITTED]

Pictured on the cover is the most famous of the four reliefs on the Arc de Triomphe, Francois Rude's THE DEPARTURE OF THE VOLUNTEERS OF 1792 ("La Marseillaise").

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------

THE FUND

The France Growth Fund, Inc. (the "Fund") is a diversified, closed-end management investment company the shares of which trade on the New York Stock Exchange ("NYSE"). The Fund's investment objective is long-term capital appreciation through investment primarily in French equity securities. Other investments may include listed French debt securities, unlisted French equity and debt securities, certain publicly traded equity and debt securities issued by non-French Western European issuers and foreign investment companies.

THE INVESTMENT ADVISER

At a meeting of the Board of Directors held on October 21, 2002, the Board of Directors approved the internalization of the portfolio management of the Fund, effective November 1, 2002 and named Pierre H.R. Daviron, a member of the Board, as President and Chief Investment Officer of the Fund. Mr. Daviron has full discretionary power to invest and reinvest the assets of the Fund in compliance with the fundamental investment objectives and policies of the Fund set forth in the Fund's 1990 Prospectus and as further established by the Fund's Directors.

SHAREHOLDER INFORMATION

Daily market prices for the Fund's shares are published in the NYSE Closed End Funds section of major newspapers under the designation "France". The Fund's closing daily net asset value is available over the NASDAQ Mutual Fund Quotation Service. The Fund's NYSE trading symbol is "FRF".

Net asset value and market price information is published each Monday in THE WALL STREET JOURNAL, each Sunday in THE NEW YORK TIMES, and each Saturday in BARRON'S, as well as in other newspapers in tables captioned "Publicly Traded Funds" or "Closed-End Funds". Inquiries regarding registered shareholder accounts may be directed to the Fund's transfer agent, dividend paying agent and registrar, PFPC Inc. at (800) 331-1710. Please also visit the Fund's website at www.FranceGrowthFund.com for additional information about the Fund.

DISTRIBUTIONS AND DIVIDEND REINVESTMENT PLAN

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), shareholders whose shares of Common Stock are registered in their names will have all dividends and capital gain distributions (collectively referred to as "distributions") automatically reinvested in additional shares of Common Stock of the Fund by the agent for the Plan and dividend paying agent, PFPC Inc. (the "Dividend Agent"), unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash (other than those distributions payable solely in Common Stock) will receive a check in U.S. dollars mailed directly to such shareholders by the Dividend Agent on or about the date declared by the Board of Directors as the payment date for each such distribution. Shareholders who prefer not to have their distributions automatically reinvested should notify the Fund in writing c/o PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027 or by calling (800) 331-1710. If a shareholder has not previously elected to receive cash distributions and the Dividend Agent does not receive notice of an election to receive cash distributions from the shareholder prior to the record date of any distribution, the shareholder will automatically receive such distribution in additional shares of Common Stock of the Fund.

Distributions with respect to shares registered in the name of a broker or nominee will be reinvested under the Plan unless that service is not provided by the broker or nominee or unless the shareholder elects to receive distributions in cash by giving notice of such election as provided above. A shareholder whose shares are held by a broker or nominee that does not provide a dividend reinvestment program may be required to have his shares registered in his own name in order to participate in the Plan. Shareholders

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
General Information (continued)
--------------------------------------------------------------------------------

whose shares are held in the name of the broker or nominee should contact the broker or nominee for details.

If the Board of Directors of the Fund declares a distribution payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Stock. Whenever the Fund's market price is The France Growth Fund, Inc. equal to or exceeds net asset value at the time Common Stock is valued for the purpose of determining the number of shares equivalent to the cash distribution, participants will be issued shares of Common Stock at net asset value or, if the net asset value is less than 95% of the market price on the valuation date, then at 95% of the market price. The valuation date will be the distribution payment date, or if that date is not a trading day on the NYSE, the immediately preceding trading day. If net asset value exceeds the market price of the Common Stock at such time, or if the Fund should declare a dividend or capital gain distribution payable in cash, the Dividend Agent will, as agent for the participants, purchase shares of Common Stock in the open market, on the NYSE or elsewhere, for the participants' account on, or in any event within 30 days after, the payment date. In such case, the price of the shares for each participant will be the average market price at which the shares have been purchased by the Dividend Agent. If, before the Dividend Agent has completed its open market purchases, the market price exceeds the net asset value of a share of Common Stock, the average per share purchase price paid by the Dividend Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares of Common Stock than if the distribution had been paid in Common Stock issued by the Fund.

Participants in the Plan may withdraw from the Plan by providing written notice to the Dividend Agent at least 30 days prior to the applicable dividend payment date. When a participant withdraws from the Plan, or upon termination of the Plan as provided below, certificates for full shares credited to the account under the Plan will, upon request, be issued. Each participant has the right to receive certificates for full shares of Common Stock owned by such participant. Whether or not a participant requests a certificate for full shares, a cash payment will be made for any fraction of a share credited to such account.

The Dividend Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information required by shareholders for personal and tax records. Common Stock in the account of each Plan participant will be held by the Dividend Agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. The Dividend Agent will distribute all proxy soliciting material to participating shareholders.

There will be no charge to participants for reinvesting distributions. The Dividend Agent's fees for the handling of the reinvestment of distributions will be borne by the Fund. There will be no brokerage charges with respect to Common Stock issued directly by the Fund as a result of dividends or capital gain distributions payable either in Common Stock or in cash. However, each participant's account will be charged a pro-rata share of brokerage commissions incurred with respect to the Dividend Agent's open market purchases in connection with the reinvestment of distributions.

The automatic reinvestment of distributions will not relieve participants of any income tax which may be payable on such distributions. In the case of non-U.S. participants whose distributions are subject to United States income tax withholding and in the case of any participants subject to 30% federal backup withholding, the Dividend Agent will reinvest distributions after deducting the amount required to be withheld.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan, as applied to any distribution paid subsequent to notice of the change sent to the members of the Plan, at least 90 days before the record date for such distribution. The Plan may also

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
General Information (concluded)
--------------------------------------------------------------------------------

be amended or terminated by the Fund by at least 90 days' written notice to members of the Plan. Participants may obtain additional information about the Plan from the Dividend Agent. All correspondence and inquiries concerning the Plan should be directed to the Dividend Agent c/o PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027 or by calling (800) 331-1710.

STOCK  REPURCHASE  PROGRAM

The Board of Directors adopted a stock repurchase program (the "Program") pursuant to which the Fund may purchase from time to time in the open market up to an aggregate of 10% per annum of the outstanding shares of its Common Stock, as long as the Common Stock is trading at a discount from net asset value. The Fund has not repurchased any shares of its Common Stock under the Program during the years ended December 31, 2003 and December 31, 2002.

INVESTMENTS IN FOREIGN INVESTMENT COMPANIES

The Fund began investing in selected foreign investment companies ("FIC's") which are domiciled in France. The Fund also intends to invest in FIC's domiciled in Europe which invest in the European financial markets including France, while respecting the limits established in the Fund's Prospectus. The Fund is taking this important new step on the basis of a no-action letter from the Securities and Exchange Commission permitting it to invest its assets in FIC's as well as investment companies organized under the laws of other European Union Member States, in excess of the limits prescribed by Section 12(d)(1)(A) of the Investment Company Act of 1940. Stockholders bear a proportional share of the expenses of the Fund, and accordingly, bear indirectly, similar expenses of the FIC's including their management fees which typically range from 1% to 2% of assets under management.

MANAGED DISTRIBUTION PROGRAM

The Board of Directors has adopted a cash distribution program pursuant to which the Fund will pay dividends semi-annually, in December and June in the amount of $0.375 per share. Such distributions will be paid out of available income, capital gains, or return of capital. Accordingly, on December 1, 2003, the Board of Directors declared a distribution of $0.375 per share. Based on the Fund's 2003 earnings, this distribution was a return of capital. Unless the Fund's stockholder vote to repeal the distribution program, these semi-annual distributions will be paid through December 2008. Stockholders will have the option of reinvesting this distribution in additional shares of the Fund or receiving it in cash.

PLAN OF LIQUIDATION

The Board of Directors has also determined that if the Fund's average net asset value falls below $70 million for two consecutive semi-annual periods, the Board will consider recommending liquidation of the Fund to the stockholders. "Semi-annual period" for purposes of this policy means each six month period ending June 30 or December 31 and the average net asset value for each semi-annual period will be determined on the basis of the average closing net asset value at the end of each trading day for the period.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund's proxy voting policies and procedures without charge, upon request by contacting the Fund directly at 1-800-331-1710, online on the Fund's Web site: www.FranceGrowthFund.com, or on the EDGAR Database on the SEC's Web site (http:/www.sec.gov).

OTHER INFORMATION

During the year ended December 31, 2003, there have been no (i) material changes in the principal risk factors associated with investment in the Fund, (ii) material changes in the Fund's investment objectives or policies or (iii) change in the persons primarily responsible for the day-to-day management of the Fund.

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Letter to Shareholders
--------------------------------------------------------------------------------

Dear Fellow Stockholders:

In the second half of 2002, after careful consideration, the majority of the Directors determined that the Fund would best meet the needs of its long term, retail investors by internalizing its portfolio management with a team led by Director and Chief Executive Officer Pierre Daviron. Among other things, the Board took into account the possibility that the French equity market, which had been depressed, would rebound, providing opportunity for investors, as well as the Fund's tax position.

In the past year the Board reviewed the concerns expressed by certain stockholders who advocated that the Board consider liquidation of the Fund or take other action to give stockholders the opportunity to realize net asset value. In order to provide a predictable and substantial cash distribution to investors, ensure the continuation of the Fund, and allow the Fund to remain economically viable, the Board unanimously committed to a distribution policy for the 2003-2008 period. Since inception in 1990, the Board has taken steps to utilize market trends and maximize stockholder value by adopting appropriate distribution policies. It is worth noting that, as of February 20, 2004, the annual cash distribution of $0.75 per share is equivalent to a cash distribution rate of 9.4%.

As the Chairman of the fund since 1993, I want to express my thanks for the dedication of the Board. The Board should look back with satisfaction on the appreciation of the Fund's net assets since the decision to internalize Fund management. I would like to recognize the skill and hard work of the management team, which has succeeded since taking responsibility for managing the Fund in achieving favorable investment results at a controlled level of risk.

We would also like to express our appreciation for the support that you as stockholders have given to The France Growth Fund. We hope that we can continue to share a common vision of the opportunities the Fund provides to American investors.


Sincerely,


Jean Arvis
Chairman


Paris
February 20, 2004

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Financial History of the Fund
--------------------------------------------------------------------------------

The Fund commenced investment operations in May 1990 after an initial public offering of 11.5 million shares were sold on the New York Stock Exchange. The net proceeds of the offering were approximately $127 million, which were then invested in the French equity markets. In April 1994 the Fund issued a rights offering for an additional 3.8 million shares, which was fully subscribed and yielded net proceeds of $38.8 million.

In 1998, the Directors became convinced that the time was right to realize long-term capital gains for a distribution to shareholders. As such, a plan was developed to distribute a minimum of 12% of the Fund's net asset value over a three year period, in the form of long-term capital gains (to the extent possible). As demonstrated in the charts on the following page, this decision allowed the Fund to sell holdings at levels close to the top of the market, returning to shareholders more than $150 million.

In January 2001, in further recognition of the request of some shareholders for a return of capital, the Board conducted a tender offer for 20% (approximately 3 million) of its shares. This tender was fully subscribed and as a result returned over $32 million to shareholders, leaving 12.1 million shares outstanding.

On October 22, 2003, the Board of Directors adopted a cash distribution program pursuant to which the Fund will pay dividends semi-annually, in December and June in the amount of $0.375 per share. Such distributions will be paid out of available income, capital gains, or return of capital. Accordingly, on December 1, 2003, the Board of Directors declared a distribution of $0.375 per share. Based on the Fund's 2003 earnings, this distribution was a return of capital.

Over the life of the Fund, interest, dividends, capital gains distributions and tender offers have amounted to over $261 million. The net assets of the Fund at December 31, 2003 is $102.9 million.

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Financial History of the Fund (concluded)
--------------------------------------------------------------------------------

(THE DATA BELOW REPRESENTS A GRAPH IN THE PRINTED PIECE)

Bar Chart: DISTRIBUTIONS*--1990-2004

           Distributions       Rights       Tender       Future Distributions
1990       6                   0            0
1991       1.2                 0            0
1992       1.6                 0            0
1993       0                   0            0
1994       8.9                 37           0
1995       2                   0            0
1996       13.8                0            0
1997       14.7                0            0
1998       37.2                0            0
1999       48.9                0            0
2000       76.1                0            0
2001       14.1                0            32
2002       0                   0            0
2003       4.5                 0            0
2004       0                   0            0            9.0


(THE DATA BELOW REPRESENTS A GRAPH IN THE PRINTED PIECE)

Line Chart: TOTAL NET ASSETS*

Dec-89
May-90                127
Dec-90                118.68
Dec-91                121.67
Dec-92                121.095
Dec-93                148.81
Dec-94                168.338
Dec-95                177.546
Dec-96                201.638
Dec-97                218.671
Dec-98                251.817
Dec-99                277.332
Mar-00                326.228
Dec-00                181.985
12/2001               104.302
12/2002               80.52
3/3/2003              66.034
6/3/2003              87.763
12/2003               103.3
03/2004               108.1

* All figures in millions of USD

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Management Remarks
--------------------------------------------------------------------------------

Dear Stockholders:

After three years of decline, The France Growth Fund's net assets increased from $80.5 million to $102.9 million in 2003. In addition, as the Fund reinstated a distribution program, a cash distribution of $4.5 million was paid to stockholders in December 2003.

The table below shows the Fund share price and net asset value per share through 2003.

                                   ---------------------------------------------
                                                                 NET ASSET VALUE
                                     SHARE PRICE                    PER SHARE
--------------------------------------------------------------------------------
 12/31/2002                             $5.70                         $6.67
--------------------------------------------------------------------------------
 12/31/2003                             $7.47                         $8.52*
--------------------------------------------------------------------------------

 *After a cash  distribution  of $0.375 per share paid in  December 2003.



INVESTMENT POLICY

The Fund seeks to generate investment return after expenses in excess of the MSCI France Index. We believe this can only be achieved by investing in companies with strong competitive positions, which are creating value for their stockholders by generating returns in excess of their cost of capital, and by buying these stocks when their share value is substantially lower than their intrinsic value.

Disciplined stock selection justifies the construction of a concentrated portfolio which has a relatively low correlation to its benchmark. The portfolio is not constructed to attempt to consistently outperform its benchmark, because this would necessitate a level of risk that we consider inappropriate at this time, but to perform well on a risk adjusted basis.

INVESTMENT RESULTS

The Fund investment returns against the MSCI France Index, which was adopted by the Fund as its benchmark beginning November 1, 2002, are as follows:


--------------------------------------------------------------------------------
                  THE FUND (a)                        MSCI FRANCE
             -------------------------------------------------------------------
TOTAL RETURN                               PRICE INDEX              NET INDEX
             -------------------------------------------------------------------
2003          SHARE PRICE    NAV         EURO     DOLLAR         EURO     DOLLAR
             -------------------------------------------------------------------
                 37.7%      34.1%        14.6%     34.8%         16.7%     40.2%
--------------------------------------------------------------------------------

(a)  Assuming  reinvestment  of a cash  distribution  of $0.375 paid in December
2003.


Over the year, the Euro appreciated against the U.S. Dollar by 20%. Although the U.S. current account is more than adequately funded, currency markets remain concerned about the future. Asian countries are reluctant to allow their currencies to revalue to reduce the strain of large trade imbalances, and thus pressure for adjustment has been placed on the Euro zone. The strengthening of the Euro has been a dominant

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Management Remarks (continued)
--------------------------------------------------------------------------------

source of concern through the year, due to fear that European exports would become less competitive, that prospects for economic recovery would be damaged, and that consolidated earnings for French companies operating in the dollar zone would be reduced.

Although much of the current optimism in the markets may be warranted by a pick up in world economic growth, we remain concerned that investors' appetite for risk has reached extraordinarily high levels and is being fed by rapidly increasing liquidity in the financial system.

As a consequence of our reluctance to take undue risk we avoided investing in what we judged were risky situations. As a result, the portfolio's Beta, as a measure of relative volatility to the benchmark, was less than 0.6. The Fund's risk-adjusted rate of return, after all expenses, exceeded the benchmark by 2.3%.

EXPENSE RATIO

Total net expenses in 2003 amounted to $2.4 million, having been $3.1 million the previous year. While the decline in the expense ratio from 3.37% to 2.75% is partly explained by an increase in Fund assets, we are not satisfied by the level of total expenses. These were inflated last year by the Fund's facing unexpected and nonrecurring events.

CASH DISTRIBUTION PROGRAM

The adoption of the cash distribution program setting fixed semi-annual distributions of $0.375 per share from December 2003 through December 2008 is designed to provide shareholders with a steady, predictable stream of cash. The first distribution paid in December, 2003, was a return of capital and is not subject to tax at the shareholder level, but does reduce the shareholder's tax basis for their stock investment in the Fund. Future distributions may be taxable to shareholders as ordinary income or a return of capital depending upon the Fund's net realized gains and income, if any, for a given year.

CONCLUSION

We remain committed to creating value for stockholders by investing in high quality companies and constructing a portfolio with an appropriate level of risk, while controlling Fund expenses wherever possible.


Sincerely yours,


Pierre H.R. Daviron
President and Chief Executive Officer


New York, NY
February 20, 2004

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Management Remarks (continued)
--------------------------------------------------------------------------------


APPENDICES TO MANAGEMENT REMARKS

--------------------------------------------------------------------------------
                             12/31/2002                        12/31/2003
                 ---------------------------------------------------------------
                   PERCENTAGE OF     NUMBER OF      PERCENTAGE OF      NUMBER OF
                     NET ASSETS     SECURITIES        NET ASSETS      SECURITIES
--------------------------------------------------------------------------------
France Large Cap        82.8%           27               76.4%            26
--------------------------------------------------------------------------------
Small Cap                6.8%            7               17.1%            16
--------------------------------------------------------------------------------
Europe                   7.8%            7                5.3%             7
--------------------------------------------------------------------------------
Cash/Other               2.6%           --                1.2%            --
--------------------------------------------------------------------------------
Total                    100%           41                100%            49
--------------------------------------------------------------------------------




              AT DECEMBER 31, 2003, THE FUND'S TEN LARGEST HOLDINGS
                          REPRESENTED 53% OF NET ASSETS


                       ----------------------------------
                                   SECURITIES
                       ----------------------------------
                                      TOTAL
                                   BNP PARIBAS
                                 FRANCE TELECOM
                                SANOFI SYNTHELABO
                                 CREDIT AGRICOLE
                                  GROUPE DANONE
                               STMICROELECTRONICS
                                     UNIBAIL
                                     RALLYE
                                  PERNOD-RICARD
                       ---------------------------------

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Management Remarks (concluded)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                            PORTFOLIO ACTIVITY:
                                            12/31/02 TO 6/30/03
--------------------------------------------------------------------------------------------------------
                      BOUGHT                   ADDED                REDUCED                SOLD
--------------------------------------------------------------------------------------------------------
  LARGE CAP       CNP ASSURANCES            BNP PARIBAS             AVENTIS                ACCOR
                  CREDIT AGRICOLE          PERNOD RICARD           CARREFOUR              ARCELOR
                    DEXIA (BB)                SANOFI           DASSAULT SYSTEMES      SOCIETE GENERAL
                   EURONEXT (NV)      STMICROELECTRONICS (NV)       HERMES           SODEXHO ALLIANCE
                  FRANCE TELECOM                                    LAFARGE               THALES
                     PECHINEY                                       L'OREAL          VIVENDI UNIVERSAL
                  PUBLICIS GROUPE                                   ORANGE                WANADOO
                                                                 PERNOD RICARD

--------------------------------------------------------------------------------------------------------
  SMALL CAP         AAREAL (GR)               CEGEDIM             URBIS (SP)
                   BACOU DALLOZ                                 YULE CATO (UK)
                 BUSINESS OBJECTS
                      ERAMET
                      FIMALAC
                    LAURUS (NL)
                    MEDION (GR)
--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
                                            PORTFOLIO ACTIVITY:
                                            6/30/03 TO 12/31/03
--------------------------------------------------------------------------------------------------------
                      BOUGHT                   ADDED                REDUCED                SOLD
--------------------------------------------------------------------------------------------------------

  LARGE CAP        EULER HERMES           PUBLICIS GROUPE        PERNOD RICARD            L'OREAL
                      WANADOO                PECHINEY               RENAULT               AVENTIS
                     LAGARDERE            BUSINESSOBJECTS            VINCI               PECHINEY
                SCHNEIDER ELECTRIC              AXA                 ALCATEL              CARREFOUR
                      VIVENDI               BNP PARIBAS                                   ORANGE
                 TECHNIP-COFLEXIP                                                           AXA
                      UBISOFT                                                              SUEZ
               WENDEL-INVESTISSEMENT                                                   EURONEXT (NV)

--------------------------------------------------------------------------------------------------------
  SMALL CAP           FLAMEL             CARBONE LORRAINE           TRIGANO               ERAMET
                      VIRBAC                  FIMALAC                REXEL             BACOU DALLOZ
                       FUGRO                                                            URBIS (SP)
                 RICHELIEU SPECIAL                                                        VIRBAC
                    OFIMA CIBLE
--------------------------------------------------------------------------------------------------------

The France Growth Fund, Inc.
--------------------------------------------------------------------------------

Portfolio of Investments

December 31, 2003
--------------------------------------------------------------------------------
EQUITIES -- 98.82%
--------------------------------------------------------------------------------

   Shares                                     Value
   ------                                    -------
FRANCE--93.50%
  CONSUMER DISCRETIONARY--10.92%
      6,000 Hermes International ........ $  1,158,415
     30,000 Lagardere ...................    1,728,184
     47,500 Michelin ....................    2,174,924
     37,400 Publicis Groupe .............    1,209,741
     44,661 Rallye ......................    2,456,392
     22,000 Trigano .....................    1,046,652
     60,000 Vivendi Universal (a) .......    1,455,193
                                          ------------
                                            11,229,501
                                          ------------
  CONSUMER STAPLES--6.72%
     11,000 Bonduelle ...................    1,003,041
     22,678 Groupe Danone ...............    3,693,404
     20,000 Pernod-Ricard ...............    2,218,912
                                          ------------
                                             6,915,357
                                          ------------
  ENERGY--15.71%
      8,000 Technip-Co/flexip ...........      863,903
     52,434 Total Fina Elf ..............   15,292,961
                                          ------------
                                            16,156,864
                                          ------------
  FINANCIALS--15.36%
    135,000 BNP Paribas .................    8,481,957
     27,000 CNP Assurances ..............    1,402,785
    160,000 Credit Agricole .............    3,812,048
     20,000 Euler Hermes ................      959,053
     31,400 FIMALAC .....................    1,149,243
                                          ------------
                                            15,805,086
                                          ------------
  HEALTH CARE--9.08%
     18,500 Cegedim .....................    1,096,681
     40,000 Essilor International .......    2,064,104
     43,000 MEDIDEP (a) .................      920,037
     70,000 Sanofi Synthelabo ...........    5,259,689
                                          ------------
                                             9,340,511
                                          ------------
  INDUSTRIALS--11.51%
    170,000 Alcatel (a) .................    2,184,552
     30,000 Carbone Lorraine ............    1,100,646
     26,100 Neopost .....................    1,313,978
     30,000 Renault .....................    2,065,363
     16,000 Rexel .......................      702,802
     15,500 Schneider Electric ..........    1,012,481
     24,000 Vinci .......................    1,983,050
     34,600 Wendel Investissement .......    1,473,649
                                          ------------
                                            11,836,521
                                          ------------
  INFORMATION TECHNOLOGY--9.20%
     42,000 Business Objects (a) ........    1,461,612
     27,500 Dassault Systemes ...........    1,251,552
     24,000 Flamel Technologies .........      642,960
    500,000 Gemplus International (a) ...    1,069,810
    122,000 STMicroelectronics ..........    3,301,308
     18,000 UBI Soft Entertainment ......      506,561
    150,000 Wanadoo (a) .................    1,227,135
                                          ------------
                                             9,460,938
                                          ------------
  INVESTMENT COMPANIES--2.65%
        450 OFIMA Cible .................    1,648,782
      6,600 Richelieu Special ...........    1,073,898
                                          ------------
                                             2,722,680
                                          ------------
  MATERIALS--2.42%
      8,927 Imerys ......................    1,875,209
      6,922 Lafarge .....................      615,069
                                          ------------
                                             2,490,278
                                          ------------
  REAL ESTATE--2.63%
     28,900 Unibail .....................    2,704,373
                                          ------------

  TELECOM SERVICES--7.30%
    263,500 France Telecom (a) ..........    7,514,987
                                          ------------
  TOTAL FRANCE EQUITIES .................   96,177,096
                                          ------------

The France Growth Fund, Inc.
--------------------------------------------------------------------------------

Portfolio of Investments (concluded)

December 31, 2003
--------------------------------------------------------------------------------
EQUITIES -- (CONCLUDED)
--------------------------------------------------------------------------------

   Shares                                     Value
   ------                                    -------
GERMANY--2.33%
  CONSUMER DISCRETIONARY--0.66%
     17,200 Medion ...................... $    674,333
                                          ------------
  FINANCIALS--1.67%
     32,340 Aareal Bank AG ..............      993,156
     21,000 Hannover
              Rueckversicherungs ........      730,277
                                          ------------
                                             1,723,433
                                          ------------
  TOTAL GERMANY EQUITIES ................    2,397,766
                                          ------------
NETHERLANDS--1.44%
  CONSUMER STAPLES--0.69%
    465,000 Laurus (a) ..................      708,151
                                          ------------
  ENERGY--0.75%
     15,000 Fugro .......................      770,263
                                          ------------
  TOTAL NETHERLANDS EQUITIES ............    1,478,414
                                          ------------
UNITED KINGDOM--1.55%
  INDUSTRIALS--0.91%
    305,000 Serco Group .................      935,441
                                          ------------
  MATERIALS--0.64%
    146,000 Yule Catto & Company ........      663,867
                                          ------------
  TOTAL UNITED KINGDOM EQUITIES .........    1,599,308
                                          ------------
TOTAL INVESTMENTS
 (cost--$74,261,444)--98.82% ............  101,652,584
OTHER ASSETS LESS LIABILITIES--1.18% ....    1,212,128
                                          ------------
NET ASSETS (applicable to 12,072,000
  shares; equivalent to $8.52 per
  share)--100.00% ....................... $102,864,712
                                          ============

------------------
(a) Non-income producing security.



                 See accompanying notes to financial statements.

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
December 31, 2003
--------------------------------------------------------------------------------


ASSETS:
    Investments in securities, at value (cost--$74,261,444) ....   $101,652,584
    Cash .......................................................      1,372,811
    Receivable for recoverable taxes ...........................         44,964
    Prepaid expenses and other assets ..........................        278,217
                                                                   ------------
        Total assets ...........................................    103,348,576
                                                                   ------------
LIABILITIES:
    Avoir fiscal payable .......................................        133,439
    Administration fee payable .................................         19,307
    Foreign payable to custodian (cost-- $37,970) ..............         37,903
    Accrued expenses ...........................................        293,215
                                                                   ------------
        Total liabilities ......................................        483,864
                                                                   ------------
NET ASSETS:
    Common stock, $0.01 par value; 12,072,000 shares issued
      and outstanding (100,000,000 shares authorized) ..........        120,720
    Additional paid-in-capital .................................    117,681,793
    Distributions in excess of net investment income ...........       (168,223)
    Accumulated net realized loss ..............................    (42,181,020)
    Net unrealized appreciation of investments and other
      assets and liabilities denominated in euros ..............     27,411,442
                                                                   ------------
    Net assets applicable to shares outstanding ................   $102,864,712
                                                                   ============
NET ASSET VALUE PER SHARE ......................................          $8.52
                                                                           =====



                 See accompanying notes to financial statements.

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Statement of Operations
For the Year Ended December 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends, including $13,946 of recoverable taxes (net of withholding taxes of $307,167) ................................................................ $1,554,519
    Interest ......................................................................      1,028       $ 1,555,547
                                                                                    ----------       -----------
EXPENSES:
    Internal and external legal fees ..............................................    615,495
    Internalized fund operations, salaries and consultants ........................    490,714
    Market and corporate analyses/data bases ......................................    167,269
    Directors' meeting fees .......................................................    162,750
    Custodian and accounting fees .................................................    140,610
    Office space, general expenses and trading services ...........................    133,115
    Administration fees ...........................................................    123,404
    Directors' expenses ...........................................................    110,640
    Insurance expense .............................................................    107,025
    Audit and tax fees ............................................................     99,106
    Shareholder meetings and relations expense ....................................     84,315
    Reports to shareholders .......................................................     73,488
    New York Stock Exchange listing fee ...........................................     33,249
    Transfer agent fees ...........................................................     30,053
    Other expenses ................................................................     27,630
                                                                                    ----------
    Total expenses ................................................................                    2,398,863
                                                                                                     -----------
    Net investment loss ...........................................................                     (843,316)
                                                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain (loss) on:
      Investments .................................................................                   (4,119,202)
      Foreign currency transactions ...............................................                      285,744
    Net change in unrealized appreciation/depreciation on:
      Investments .................................................................                   31,615,949
      Other assets and liabilities denominated in euros ...........................                      (19,536)
                                                                                                     -----------
    Net realized and unrealized gain on investments
      and foreign currency transactions ...........................................                   27,762,955
                                                                                                     -----------
    Net increase in net assets from investment operations .........................                  $26,919,639
                                                                                                     ===========



                 See accompanying notes to financial statements.

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              FOR THE YEAR         FOR THE YEAR
                                                                                  ENDED                ENDED
                                                                            DECEMBER 31, 2003    DECEMBER 31, 2002
                                                                            -----------------    -----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment loss ....................................................  $   (843,316)        $ (1,228,762)
    Net realized loss on investments, futures contracts, options
      and foreign currency transactions ....................................    (3,833,458)         (27,882,560)
    Net change in unrealized appreciation/depreciation of investments, futures contracts, options and other assets and liabilities
      denominated in euros .................................................    31,596,413            5,313,471
                                                                              ------------         ------------
    Total gain (loss) from investment operations ...........................    26,919,639          (23,797,851)
                                                                              ------------         ------------
DISTRIBUTIONS:
    Tax return of capital ..................................................    (4,527,000)                  --
                                                                              ------------         ------------
    Net increase/(decrease) in net assets ..................................    22,392,639          (23,797,851)
NET ASSETS:
    Beginning of year ......................................................    80,472,073          104,269,924
                                                                              ------------         ------------
    End of year ............................................................  $102,864,712         $ 80,472,073
                                                                              ============         ============



                 See accompanying notes to financial statements.

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 2003
--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The France Growth Fund, Inc. (the "Fund") was incorporated in the State of Maryland on February 20, 1990 as a diversified, closed-end management investment company.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

VALUATION OF INVESTMENTS--All securities for which market quotations are readily available are valued at the last sales price prior to the time of determination on the principal exchange on which they are traded or, if no sales price is available at that time, at the last quoted bid price for such securities (however, if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than the last quoted bid price). Options are valued in a like manner, as are futures contracts, except that open futures contracts are valued using the closing settlement price or, in the absence of such price, the most recently quoted asked price. Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting the contracts. Securities and assets for which market quotations are not readily available (including unlisted securities and securities that are not readily marketable) are valued at fair value as determined in good faith by, or under the direction of the Fund's Board of Directors. There were no securities held by the Fund for which market quotations were not readily available at December 31, 2003. Short-term investments having a maturity of 60 days or less are valued at amortized cost, or by amortizing their value on the 61st day prior to maturity if their term to maturity from date of purchase is greater than 60 days, unless the Board of Directors determines that such values do not represent the fair value of such investments. Assets and liabilities initially expressed in euros are translated into U.S. dollars at the noon buying rate in New York for cable transfers payable in euros (the "Federal Reserve Exchange Rate"), as certified for customs purposes by the Federal Reserve Bank of New York as quoted on the day of such translation, or if no such rate is quoted on such date, the previously quoted Federal Reserve Exchange Rate, or at such other appropriate rate as may be determined by the Board of Directors.

U.S. FEDERAL TAX STATUS--The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

At December 31, 2003, the Fund had a net capital loss carryforward of $39,482,994 which will expire as follows: $527,910 on December 31, 2009, $27,173,603 on December 31, 2010 and $11,781,481 on December 31, 2011. In
accordance with U.S. Treasury regulations, the Fund has elected to defer $1,743,299 of realized capital losses arising after October 31, 2003. Such losses are treated for tax purposes as arising on January 1, 2004. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains. To the extent such losses are used, as provided in the regulations, to offset future net realized capital gains, those gains are not required to be distributed to maintain the Fund's tax status as described above. However, if the Fund were to make a distribution in a year when it has net realized capital gains or ordinary income such distributions would be taxable to shareholders.

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

FOREIGN WITHHOLDING TAXES - Generally, dividend income from French companies is subject to French withholding tax at a rate of 15%. Pursuant to the income tax treaty between the U.S. and France, the Fund may be entitled to recover a credit, "avoir fiscal" for French taxes paid by a French company with respect to such dividend to the extent the Fund qualifies under the income tax treaty. The Fund did not qualify under the income tax treaty during 2002 and 2003 and therefore was not entitled to receive avoir fiscal. Certain amounts previously claimed by the Fund for avoir fiscal amounting to $200,857 for 2002 and $157,842 for 2003, have reduced the Fund's dividend income. Effective January 1, 2004, the French government eliminated the avoir fiscal credit.

Certain dividends received by the Fund may also be subject to withholding taxes by other countries. In certain instances, the Fund may be entitled to recover a credit with respect to taxes paid on such dividends to the extent the Fund qualifies for the credit under the respective country's tax treaty.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses from investments and foreign currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Dividend income and other distributions are recorded on the ex-dividend date ("ex-date") except for certain dividends from French securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends.

FOREIGN CURRENCY TRANSLATION--The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in euros are translated at the prevailing rates of exchange on the valuation date; and (2) purchases and sales of investments, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in foreign currency exchange rates from fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments.

Net foreign currency gain (loss) from valuing euro denominated assets and liabilities at the period end exchange rate is reflected as a component of net unrealized appreciation/depreciation on investments, futures contracts and other assets and liabilities denominated in euros. Net realized gain (loss) on foreign currency transactions is treated as ordinary income (loss) for income tax reporting purposes.


DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. Dividends and distributions from net investment income, net realized capital gains and return of capital are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. As a result of permanent book/tax differences, the Fund's accumulated net investment loss was decreased by $5,202,093, accumulated net realized loss was increased by $285,744, and additional paid-in capital was decreased by $4,916,349, relating to realized foreign currency gains, net operating losses and a return of

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

capital paid to shareholders for the year ended December 31, 2003. Net income and net assets were not affected by such reclassifications.

On October 22, 2003, the Board of Directors adopted a cash distribution program pursuant to which the Fund will pay dividends semi-annually, in December and June in the amount of $0.375 per share. Such distributions will be paid out of available income, capital gains, or return of capital. Accordingly, on December 1, 2003, the Board of Directors declared a distribution of $0.375 per share. Based on the Fund's 2003 earnings, this distribution was a return of capital.

The tax  character  of the  $4,527,000  distribution  paid during the year ended
December 31, 2003 was a return of capital. The Fund did not make any distributions during the year ended December 31, 2002.

At December 31, 2003, the components of net assets (excluding paid in capital) on a tax basis were as follows:

    Tax basis capital loss carryforward .......................... $(39,482,994)
    Plus: cumulative timing differences ..........................   (1,743,299)
                                                                   ------------
    Accumulated capital loss ..................................... $(41,226,293)
                                                                   ============
    Unrealized appreciation ...................................... $ 26,288,492
                                                                   ============
The differences between book and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and mark-to-market of passive foreign investment companies. The cumulative timing difference consists of post October losses at December 31, 2003.

INTERNALIZED MANAGEMENT

At a meeting of the Board of Directors (the "Board") held on October 21, 2002, the Board approved the internalization of the portfolio management of the Fund, effective November 1, 2002 and named Pierre H.R. Daviron, a member of the Board, President and Chief Investment Officer of the Fund. Mr. Daviron is responsible for the Fund's investment process. Compensation for officers of the Fund for the year ended December 31, 2003 totaled $418,267, of which $268,223 is included in "Internalized fund operations, salaries and consultants" expense and $150,044 is included in "Internal and external legal fees" expense in the Statement of Operations.

In addition, the Fund has entered into certain consultancy arrangements to provide administrative support services. For the year ended December 31, 2003, the Fund has paid or accrued $222,491 for these services. Such amounts are included in "Internalized fund operations, salaries and consultants" expense in the Statement of Operations. In connection with the internal management of the Fund, $167,269 has been paid or accrued for market research, data analyses and databases to vendors such as Ofivalmo Palmeres, Morgan Stanley Capital International ("MSCI"), Bloomberg and Pilette.

On October 21, 2002, the Fund entered into a monthly operating lease and buy side trading agreement (the "Agreement") for office space and trading services with ABN Amro. For the year ended December 31, 2003, the Fund paid or accrued $23,872 in connection with the rental of office space; such amount is included in "Office space, general expenses and trading services" in the Statement of Operations. In connection with the Agreement, the Fund also paid ABN Amro a buy side service fee for execution of trades of .05% of the

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

market value of such trades. For the year ended December 31, 2003, the Fund paid or accrued $53,683 in connection with this service, such amount is included in "Office space, general expenses and trading services" in the Statement of Operations. The Agreement was terminated on January 11, 2004. On January 12, 2004, the Fund entered into a new annual operating lease for office space. The minimum monthly rental expense for this new office space is $7,200 per month. The new operating lease expires on February 28, 2005.

In connection with the internalized management of the Fund for the year ended December 31, 2003, the Fund has paid or accrued an aggregate of $941,142, which represents 0.91% of net assets.

ADMINISTRATOR

Prior to January 18, 2004, UBSGlobal Asset Management (US) Inc. ("UBSGlobal AM"), an indirect wholly-owned asset management subsidiary of UBSAG, had an Administration Agreement with the Fund. On January 17, 2004, UBS Global AM terminated its Administration Agreement with the Fund. Under the terms of the Administration Agreement, UBS Global AM provided certain administrative services to the Fund. As compensation for its services, UBS Global AM was paid a monthly fee at an annual rate of 0.12% of the value of the Fund's average weekly net assets up to $100 million, 0.10% on the next $100 million of such net assets, and 0.08% on such net assets in excess of $200 million.

Effective January 1, 2004, Brown Brothers Harriman & Co. ("BBH") assumed the administration function for the Fund. Under the terms of the Administrative and Fund Accounting Agency Agreement, BBH will provide various administrative services to the Fund. As compensation for these services, BBH is paid a monthly fee at an annual rate of 0.11% of the value of the Fund's average weekly net assets up to $200 million, and 0.08% on such net assets in excess of $200 million, subject to a minimum annual fee of $90,000.

TRANSACTIONS WITH AFFILIATES

An employee of UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG and an affiliate of UBS Global AM, serves as a director of the Fund. An employee of UBSGlobal AM served as Treasurer of the Fund through December 1, 2003. The Fund has paid or accrued approximately $2,000 for the year ended December 31, 2003 for services provided by Epstein Becker & Green, P.C., where the Secretary of the Fund is special counsel.

INVESTMENTS IN SECURITIES

For U.S. federal income tax purposes, the cost of securities owned at December 31, 2003, was $75,384,392. Accordingly, net unrealized appreciation of investments of $26,268,192 was composed of gross appreciation of $26,378,460 for those investments having an excess of value over cost and gross depreciation of $110,268 for those investments having an excess of cost over value.

For the year ended December 31, 2003, aggregate purchases and sales of portfolio securities (excluding short-term securities) were $38,969,925, and $42,846,078, respectively.

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------

CAPITAL STOCK

There were 12,072,000 shares of $0.01 par value capital stock outstanding as of December 31, 2003. The Fund did not repurchase any shares of its common stock under the stock repurchase program during the years ended December 31, 2003 and December 31, 2002, respectively.

Shares can be repurchased pursuant to the Fund's stock repurchase program to purchase up to an aggregate of 10% of the outstanding shares of its common stock.

CONCENTRATION OF RISK AND INDEMNIFICATIONS

Investments in France may involve certain considerations and risks not typically associated with investments in the U.S. as a result of, among other factors, future political and economic developments and the level of French governmental supervision and regulation of the securities markets.

The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific industry or region.

From time to time, the Fund may have a concentration of several shareholders that may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of December 31, 2003 Bankgesellschaft Berlin (A.G.) was the beneficial owner of 2,790,105 shares of common stock. This number represents 23.1% of the outstanding shares of the Fund as of the date of this report.

In the normal course of business the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund maintains insurance to minimize the exposure to the Fund of such claims, and based on experience, the Fund expects the risk of loss to be remote.

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                                FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------
                                                     2003       2002 (a)         2001          2000           1999
                                                    ------      -------        ------         ------         ------
Net asset value, beginning of period                $ 6.67       $ 8.64        $12.05         $18.13         $16.41
                                                    ------       ------        ------         ------         ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                         (0.07)       (0.10)        (0.06)(b)      (0.08)          0.01
Net realized and unrealized gain (loss)
  on investments, options,
  futures contracts and
  foreign currency transactions                       2.30        (1.87)        (3.03)(b)      (2.11)          5.50
                                                    ------       ------        ------         ------         ------
    Total income (loss) from
      investment operations                           2.23        (1.97)        (3.09)         (2.19)          5.51
                                                    ------       ------        ------         ------         ------
DIVIDENDS AND DISTRIBUTIONS:
From net investment income                              --           --            --             --          (0.00)(c)
From net realized gain on investments                   --           --         (0.13)         (3.91)         (3.80)
From paid-in-capital                                 (0.38)          --         (0.23)            --             --
                                                    ------       ------        ------         ------         ------
    Total dividends and distributions                (0.38)          --         (0.36)         (3.91)         (3.80)
                                                    ------       ------        ------         ------         ------
CAPITAL SHARE TRANSACTIONS:
Anti-dilutive effect of:
  Shares repurchased pursuant
    to the tender offer                                 --           --          0.04             --             --
  Shares repurchased pursuant
    to the stock repurchase program                     --           --            --           0.02           0.01
                                                    ------       ------        ------         ------         ------
    Total capital share transactions                    --           --          0.04           0.02           0.01
                                                    ------       ------        ------         ------         ------
Net asset value, end of period                      $ 8.52       $ 6.67        $ 8.64         $12.05         $18.13
                                                    ======       ======        ======         ======         ======
Market value, end of period                         $ 7.47       $ 5.70        $ 7.33         $10.50         $15.31
                                                    ======       ======        ======         ======         ======

TOTAL INVESTMENT RETURN: (d)                         37.65%      (22.24)%      (27.36)%        (7.00)%        45.93%
                                                    ======       ======        ======         ======         ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)           $102,896      $80,472      $104,270       $181,798       $277,024
Ratio of expenses to average
  net assets, net of fee waivers                      2.75%        3.37%(e)      1.83%(e)       1.44%(e)       1.33%(e)
Ratio of net investment income (loss)
  to average net assets, net of waivers              (0.97)%      (1.35)%(e)    (0.61)%(e)     (0.53)%(e)      0.07%(e)
Portfolio turnover                                      46%          83%           86%            82%            48%

-------------
(a) Investment advisory functions for the Fund were transferred from Credit Agricole Asset Management U.S. Advisory services to internal management on November 1, 2002.
(b) Based on average daily shares outstanding during the year ended December 31, 2001.
(c)  Dividend equal to $0.0025 per share.
(d) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(e) Credit Agricole Asset Management U.S. Advisory Services waived a portion of its fees during the period January 1, 2002 through October 31, 2002 and for each of the years ended December 31, 2001, 2000 and 1999. If such waivers had not been made, the ratio of expenses to average net assets would have been 3.46%, 1.93%, 1.55% and 1.46%, respectively, and the ratio of net investment income (loss) to average net assets would have been (1.45)%, (0.70)%, (0.64)%, and (0.06)%, respectively.

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Report of Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The France Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The France Growth Fund (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.






PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036

February 23, 2004

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Supplemental Information (unaudited)
--------------------------------------------------------------------------------

BOARD OF DIRECTORS AND OFFICERS

The Fund is governed by a Board of Directors which oversees the Fund's operations and each of whom serves a 3 year term of office. The table below shows, for each Director and Officer, his name, address and age, the position held with the Fund, the length of time served as a Director or Officer of the Fund, the Director's or Officer's principal occupations during the last five years, and other directorships held by such Director.

INDEPENDENT DIRECTORS

                                                    TERM OF                                           OTHER
                                  POSITIONS       OFFICE AND           PRINCIPAL                  DIRECTORSHIPS
                                  HELD WITH        LENGTH OF         OCCUPATION(S)                   HELD BY
NAME, ADDRESS AND AGE            REGISTRANT       TIME SERVED     DURING PAST 5 YEARS               DIRECTOR
---------------------            ----------      ------------     -------------------             -------------
Jean A. Arvis                    Chairman of     Chairman since   French Federation of            Director, Axa Equity
Vendome Rome Management          the Board of    1993             Insurance Companies (since      and Law, Fonciere
35 Rue de Rome                   Directors                        March 1997) Special Advisor,    Lyonnaise, AIG
Paris, France 75008                                               American International Group    Banque, Sofrace
Age: 68                                                           (since January 1993).           (Liban), New London PLC

Thomas C. Barry                  Director        Director since   President and Chief Executive   LEVCO Series Trust
Zephyr Management, Inc.                          1990             Officer, Zephyr Management,
320 Park Avenue                                                   Inc. (since December 1993).
New York, NY 10022
Age: 59

Serge Demoliere                  Director        Director since   Member, Board of                     None
Bankgesellschaft Berlin                          2001             Management,
BG-EH                                                             Bankgesellschaft Berlin AG
Alexanderplatz 2                                                  (since 2001) General Manager
Berlin, Germany 10178                                             (until 2001)
Age: 45

Dirk Kipp                        Director        Director since   Managing Director, Bankgesell-       None
Bankgesellschaft Berlin                          2001             schaft Berlin AG, responsible
BG-EH                                                             for the Bank's proprietary equity
Alexanderplatz 2                                                  trading.
Berlin, Germany 10178
Age: 41

Michel Longchampt                Director        Director since   Chairman of the Board,               None
Macsteel International USA Corp.                 1990             Macsteel International USA
33 Westchester Ave, Suite 5101                                    (since May 1999), Chairman
White Plains, NY 10604                                            of the Board (until May 1999),
Age: 69                                                           President and Chief Exec-
                                                                  utive Officer (until December
                                                                  1997), Francosteel Corpora-
                                                                  tion; Consultant, Longchampt
                                                                  Resources (since January 1998).

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Supplemental Information (unaudited) (continued)
--------------------------------------------------------------------------------

INDEPENDENT DIRECTORS (continued)

                                                    TERM OF         PRINCIPAL                         OTHER
                                  POSITIONS       OFFICE AND      OCCUPATION(S)                   DIRECTORSHIPS
                                  HELD WITH        LENGTH OF       DURING PAST                       HELD BY
NAME, ADDRESS AND AGE            REGISTRANT       TIME SERVED        5 YEARS                        DIRECTOR
---------------------            ----------      ------------     -------------------             -------------
Gregory L. Melville              Director        Director since   Assistant Director,                  None
Bankgesellschaft Berlin                          2000             Bankgesellschaft Berlin AG
BG-EH
Alexanderplatz 2
Berlin, Germany 10178
Age: 47

Michel A. Rapaccioli             Director        Director since   President, Arfin (since June         None
62 bis rue des Belles Feuilles                   1990             1995); Vice President and
Chief                                                             Financial Officer, Texas gulf Inc.
75116 Paris, France                                               (until May 1995); Senior Vice
Age: 69                                                           President and Chief Financial
                                                                  Officer, Elf Aquitaine, Inc.
                                                                  (until 1994); Chairman and
                                                                  Chief Executive Officer, Elf
                                                                  Technologies, Inc. (until 1994)

Moritz Sell                      Director        Director since   Director, Market Strategist,         None
Bankgesellschaft Berlin                          2000             Bankgesellschaft Berlin AG
1 Crown Court
Cheapside
London
EC2V6LR United Kingdom
Age 36

John W. Spurdle, Jr.             Director        Director since   Managing Partner, Spurdle &     Director, Asset Management
Spurdle & Co.                                    1990             Company; Chairman, Invest-      Investment Company PLC,
515 Madison Avenue                                                ment Management Partners;       International Foreign Exchange
Suite 3702                                                        President, Asset Management     Concepts, Inc., Valenzuela
New York, NY 10022                                                Investment Company, Inc.        Capital Partners LLC, Financial
AGE: 66                                                           (since August 1997); and        Management Advisors LLC,
                                                                  Advisory Director, Trautman     AMIC Canada Ltd.,
                                                                  Wasserman & Company, Inc.       AMIC Australia Pty. Ltd.
                                                                  (since September 2002)

The France Growth Fund, Inc.
--------------------------------------------------------------------------------
Supplemental Information (unaudited) (concluded)
--------------------------------------------------------------------------------

INTERESTED DIRECTORS

                                                    TERM OF         PRINCIPAL                         OTHER
                                  POSITIONS       OFFICE AND      OCCUPATION(S)                   DIRECTORSHIPS
                                  HELD WITH        LENGTH OF       DURING PAST                       HELD BY
NAME, ADDRESS AND AGE            REGISTRANT       TIME SERVED        5 YEARS                        DIRECTOR
---------------------            ----------      ------------     -------------------             -------------
John Bult                        Director        Director since   Chairman, PaineWebber           Director, The Ger-
PaineWebber International Inc.                   1990                                             International, Inc.   many
Fund, Inc., The                                                                                   New Germany Fund,
1285 Avenue of the Americas                                                                       Inc., the Central Euro-
37th Floor                                                                                        pean Equity Fund,
New York, NY10019                                                                                 Inc. and the Greater
Age: 67                                                                                           China Fund, Inc.

Pierre H.R. Daviron              Director,       Director since   Partner, DR Associates          Chairman of the
The France Growth Fund, Inc.     President and   1990             (since December 1993);          Board of the Fund
245 Park Avenue                  Chief           President        Executive Vice President,       (May 1990 -
Suite 3906                       Investment      and Chief        Marque Millennium Capital       February 1993)
New York, NY 10167               Officer         Investment       Management Ltd. (2000-2002);
Age: 61                                          Officer since    Managing Director (until 1999),
                                                 2002             President and Chief Investment
                                                                  Officer (1993-1998),
                                                                  Oppenheimer Capital
                                                                  International.
OFFICERS
Steven M. Cancro                 Vice President  Vice President   First Vice President and Senior      --
The France Growth Fund, Inc.     and Secretary   since 1992       Counsel, Credit Agricole
245 Park Avenue                                  Secretary since  Indosuez (New York) (until
Suite 3906                                       1991             July 2002); Special Counsel, Epstein,
New York, NY 10167                                                Becker & Green, P.C., (New
Age: 49                                                           York) since March, 2003.

Lawrence K. Becker               Treasurer       Treasurer since  Private Investor, Real Estate        --
The France Growth Fund, Inc.                     2004             Investment Management
245 Park Avenue                                                   (since July 2003); Vice
Suite 3906                                                        President-Controller/Treasurer,
New York, NY 10167                                                National Financing Partners
Age: 48                                                           (February 2000-July 2003);
                                                                  Managing Director-Controller/
                                                                  Treasurer Oppenheimer
                                                                  Capital (1981-January 2000)

                                        Notice  is  hereby  given in  accordance
                                   with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

                                        This  report,  including  the  financial
                                   statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

                                        Comparisons   between   changes  in  the
                                   Fund's net asset value per share and changes in the benchmark should be considered in light of the Fund's investment policies and objective, the characteristics and quality of the Fund's investments, the size of the Fund and variations in the euro/U.S. dollar exchange rate.

THE FRANCE GROWTH FUND, INC.
--------------------------------------------------------------------------------
Jean A. Arvis          Chairman of the Board of Directors
Thomas C. Barry        Director
John A. Bult           Director
Pierre H.R. Daviron    Director
Serge Demoliere        Director
Dirk Kipp              Director
Michel Longchampt      Director
Gregory L. Melville    Director
Michel A. Rapaccioli   Director
Moritz Sell            Director
John W. Spurdle, Jr.   Director

MANAGEMENT
--------------------------------------------------------------------------------
Pierre H.R. Daviron    President and Chief Investment Officer
Steven M. Cancro       Vice President and Secretary
Lawrence K. Becker     Treasurer

CUSTODIAN AND ADMINISTRATOR
--------------------------------------------------------------------------------
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------
PFPC Inc.
101 Federal Street, 4th FI
Boston, MA 02110

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

COUNSEL
--------------------------------------------------------------------------------
Dechert LLP
30 Rockefeller Plaza
New York, NY 10112







               The France Growth Fund, Inc.
               245 Park Avenue, 39th Floor
               New York, New York 10167



[GRAPHIC OMITTED]

ITEM 2.  CODE OF ETHICS

The Registrant's Board of Directors has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the Code of Ethics is filed as Exhibit 10(a)(1) to this Form N-CSR. No substantive amendments were approved or waivers were granted with respect to this Code of Ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The members of the Fund's Audit Committee are not professionally engaged in the practice of auditing or accounting and, accordingly, the Board of Directors of the Registrant has determined that none of the members of its Audit Committee meets the definition of "Audit Committee Financial Expert" as the term has been defined by the Securities and Exchange Commission. The Board of Directors has determined that, although none of the Committee members meet the SEC's definition, the members have sufficient financial expertise to address issues that are likely to come before the Committee. The Committee's charter authorizes the Audit Committee to engage special counsel and other experts and consultants, which would include a financial expert should the Committee determine that such assistance is required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

----------------------------------------------------------------------------------------------------------------------
ITEM 4                                            2003          2002  DESCRIPTION OF NATURE OF SERVICES
----------------------------------------------------------------------------------------------------------------------
A.                                                                    Audit fees for the France Growth Fund, Inc in
                                                                      relation to the Fund's annual financial
                Audit                          $80,000       $75,750  statements
----------------------------------------------------------------------------------------------------------------------
B.              Audit Related                        -             -
----------------------------------------------------------------------------------------------------------------------
                                                                      2003: Includes review of the Fund's tax
                                                                      returns rendered to the registrant requiring
                                                                      pre-approval.
                                                                      2002: Includes review of the Fund's tax
C.              Tax                              6,000         6,000  returns.
----------------------------------------------------------------------------------------------------------------------
D.              All Other                                             2003: Includes services rendered to the
                                                                      registrant for accounting and tax research
                                                                      with respect to the Funds managed distribution
                                                                      plan, required pre-approval.
                                                                      2002: Includes accounting research with respect
                                                 5,000        37,100  to theproposed new investment mandate.
---------------------------------------------------------------------------------------------------------------------

(e)(1) The Registrant's audit committee charter provides that the audit committee will approve in advance all audit and non-audit services provided to the Registrant by the Registrant's principal accountant. The Registrant does not have an investment adviser.

(e)(2) No services included in Items 4(b) - (d) above were approved pursuant to the pre-approval waiver set forth in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the Registrant's principal accountant for non-audit services rendered to the Registrant were $11,000 and $43,100 respectively.

(h) Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The current members of the Audit Committee are Moritz Sell, Jean A. Arvis, Michel Longchampt, Michel A. Rapaccioli and John W. Spurdle, Jr.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant has adopted the following proxy voting policies and procedures.

                          THE FRANCE GROWTH FUND, INC.
                             PROXY VOTING GUIDELINES

The France Growth Fund, Inc. exercises its voting responsibilities with the primary goal of maximizing the long-term value of its investments. Our consideration of proxy issues is focused on the investment implications of each proposal.

Our Board of Directors has approved guidelines in evaluating proxy ballots. We recognize that a company's management is entrusted with the day-to-day operations of the company, as well as longer term strategic planning, subject to the oversight of the company's board of directors. Our guidelines are based on the belief that a company's shareholders have the ultimate responsibility to evaluate performance and exercise the rights and duties pertaining to ownership. We generally vote according to these guidelines. We may, on occasion, vote otherwise when we believe it to be in the best interest of our stockholders.

When determining whether to invest in a particular company, one of the key factors we consider is the ability and integrity of its management. As a result, we believe that recommendations of management on any issue, particularly routine issues, should be given substantial weight in determining how proxy issues should be voted. Thus, on most issues, our votes are cast in accordance with the company's recommendations. When we believe management's recommendation is not in the best interests of our stockholders, we will vote against management's recommendation.

Due to the nature of our business and our size, it is unlikely that conflicts of interest will arise in our voting of proxies of public companies. In the unlikely event that we determine that a conflict does arise on a proxy voting issue, we will defer that proxy vote to the Chairman of the Fund's Corporate Governance Committee.

We have listed the following, specific examples of voting decisions for the types of proposals that are frequently presented:

ELECTION OF DIRECTORS - We believe that good governance starts with an independent board, unfettered by significant ties to management, in which all members are elected annually. In addition, key board committees should be entirely independent. Votes on nominees will be made on a case-by-case basis with the following general guiding principles:

     o We support the election of directors that result in a board made up of a majority of independent directors who do not appear to have been remiss in the performance of their oversight responsibilities.

     o We will withhold votes for non-independent directors who serve on the audit, compensation or nominating committees of the board.

     o We consider withholding votes for directors who missed more than one-fourth of the scheduled board meetings without good reason in the previous year.

     o We generally oppose limits to the tenure of directors or requirements that candidates for directorships own large amounts of stock before being eligible for election.

COMPENSATION - We believe that appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders and the interests of management, employees, and directors. We are opposed to plans that substantially dilute our ownership interest in the company, provide participants with excessive awards, or have inherently objectionable structural features without offsetting advantages to the company's stockholders.

We evaluate proposals related to compensation on a case-by case basis.

     o We generally support stock option plans that are incentive based and not excessive.

     o    We  generally   oppose  the  ability  to  re-price   options   without
          compensating factors when the underlying stock has fallen in value.

     o We support measures intended to increase the long-term stock ownership by executives including requiring stock acquired through option exercise to be held for a substantial period of time.

     o We generally support stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for not less than 85% of their market value.

     o We generally oppose change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered.

CORPORATE STRUCTURE AND SHAREHOLDER RIGHTS - We generally oppose anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. We support proposals when management can demonstrate that there are sound financial or business reasons.

     o We generally support proposals to remove super-majority voting requirements and oppose amendments to bylaws which would require a super-majority of shareholder votes to pass or repeal certain provisions.

     o We will evaluate proposals regarding shareholders rights plans ("poison pills") on a case-by-case basis considering issues such as the term of the arrangement and the level of review by independent directors.

     o We will review proposals for changes in corporate structure such as changes in the state of incorporation or mergers individually. We generally oppose proposals where management does not offer an appropriate rationale.

     o    We generally support share repurchase programs.

     o We generally support the general updating of or corrective amendments to the charter.

     o We generally oppose the elimination of the rights of shareholders to call special meetings.

     o    We generally oppose unequal voting rights.

     o We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

     o We review on a case-by-case basis proposals to issue common shares, convertible shares and warrants.

APPROVAL OF INDEPENDENT AUDITORS - We believe that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely related activities that do not, in the aggregate, raise the appearance of impaired independence.

     o We generally support management's proposals regarding the approval of independent auditors.

SOCIAL AND CORPORATE RESPONSIBILITY ISSUES - We believe that ordinary business matters are primarily the responsibility of management and should be approved solely by the corporation's board of directors. Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally vote with management on these types of proposals, although we may make exceptions in certain instances where we believe a proposal has substantial economic implications.

     o We generally oppose shareholder proposals which apply restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial impact.

     o    We generally  oppose  proposals which require that the company provide
          costly,   duplicative,   or  redundant   reports,   or  reports  of  a
          non-business nature.

MERGERS AND CORPORATE RESTRUCTURING - Votes on mergers and acquisitions, corporate restructuring proposals, spin offs and major asset sales are considered on a case-by-case basis taking into consideration anticipated financial and operating benefits to shareholders.


ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and Treasurer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a)      A copy of the Code of Ethics is filed as Exhibit 10(a)(1).

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section.

Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The France Growth Fund, Inc.

By:        /s/ Pierre H.R. Daviron
         --------------------------------------------
         Pierre H.R. Daviron
         President and Chief Executive Officer

Date: March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:        /s/ Pierre H.R. Daviron
         --------------------------------------------
         Pierre H.R. Daviron
         President and Chief Executive Officer

Date: March 5, 2004

By:        /s/ Lawrence K. Becker
         --------------------------------------------
         Lawrence K. Becker
         Treasurer

Date: March 5, 2004


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